Warrants - Movements of the warrant (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Beginning Balance	€ 26,267	€ 21,405
Foreign currency translation	(3,510)	508
Fair value changes to profit or loss	126,899	(30,196)
Ending Balance	205,013	26,267
RDO and 2022 PIPE Warrants
Initial recognition		€ 34,550
2023 PIPE Warrants
Initial recognition	4,552
May 2023 Warrants
Initial recognition	(82,829)
Settlement	91,811
Exercise	(25,593)
Additional Funding Amount On May 2023 Warrants
Settlement	€ 67,416